Organization and nature of business (Details)	12 Months Ended
	Sep. 30, 2025	Aug. 06, 2025	Mar. 31, 2025	Oct. 31, 2024
FAMI
Entity Incorporation, Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Cayman
Principal Activities	Holding company
Farmmi International
Entity Incorporation, Date of Incorporation	Aug. 20, 2015
Entity Incorporation, State Country Name	Hong Kong
Ownership	100.00%
Principal Activities	Holding company
Farmmi Enterprise
Entity Incorporation, Date of Incorporation	May 23, 2016
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Holding company
Farmmi Health Development
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Holding company
Zhejiang Suyuan Agricultural
Entity Incorporation, Date of Incorporation	Jul. 25, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Holding company
Farmmi E-Commerce
Entity Incorporation, Date of Incorporation	Mar. 22, 2019
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Agriculture products
Suppchains Oak
Entity Incorporation, Date of Incorporation	Aug. 06, 2025
Entity Incorporation, State Country Name	New Jersey, USA
Ownership	100.00%	100.00%
Principal Activities	Trading
Suppchains Transport
Entity Incorporation, Date of Incorporation	Oct. 31, 2024
Entity Incorporation, State Country Name	California, USA
Ownership	100.00%			100.00%
Principal Activities	Trading
Farmmi Healthcare
Entity Incorporation, Date of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Medical health
Jiangxi Xiangbo
Entity Incorporation, Date of Incorporation	Jun. 18, 2021
Entity Incorporation, State Country Name	Jiangxi, China
Ownership	100.00%
Principal Activities	Holding company
Yudu Yada
Entity Incorporation, Date of Incorporation	Nov. 10, 2010
Entity Incorporation, State Country Name	Jiangxi, China
Ownership	100.00%
Principal Activities	Forestry development
Yitang Mediservice
Entity Incorporation, Date of Incorporation	Sep. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%		100.00%
Principal Activities	Medical services
Yiting Meditech
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Medical technology
Farmmi Eco Agri
Entity Incorporation, Date of Incorporation	May 27, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Agriculture products
Farmmi USA
Entity Incorporation, Date of Incorporation	Apr. 20, 2023
Entity Incorporation, State Country Name	California, USA
Ownership	100.00%
Principal Activities	Agriculture products
SuppChains
Entity Incorporation, Date of Incorporation	Jul. 23, 2024
Entity Incorporation, State Country Name	California, USA
Ownership	75.00%
Principal Activities	Trading